Real Estate Properties Held for Lease, Net (Tables)	12 Months Ended
Dec. 31, 2020
Real Estate [Abstract]
Summary of Components of Real Estate Properties Held for Lease

The following summarizes the components of real estate properties held for lease as at December 31, 2019 and 2020:

At December 31,	2019	2020
	(’000)	(’000)
Building at cost	$—	$92,838
Less: accumulated depreciation	—	(631)
Net book value	$—	$92,207